Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000251456 [Member]
Shareholder Report [Line Items]
Fund Name	Research Affiliates Deletions ETF
Class Name	Research Affiliates Deletions ETF
Trading Symbol	NIXT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Research Affiliates Deletions ETF (the “Fund”) for the period of September 9, 2024 to June 30, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://nixtetf.com/etf/. You can also request this information by contacting us at (215) 330-4476.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://nixtetf.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$7	0.09%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
For the 12-month period ended June 30, 2025, the Fund underperformed its benchmark, the Solactive GBS United States All Cap Index. While U.S. equity markets posted strong gains during the period—particularly among large-cap growth stocks—NIXT’s strategy, which emphasizes recent deletions from traditional large- and mid-cap market-capitalization indices, faced meaningful headwinds. These deletions are typically smaller-cap value stocks, a segment that significantly lagged the broader market over the fiscal year.

The underperformance was primarily driven by the Fund’s structural tilt toward small-cap value stocks, particularly within healthcare and consumer cyclicals, which failed to keep pace with large-cap peers amid persistent investor enthusiasm for technology-related growth names. The market’s rally, especially in the final quarter of the fiscal year, was heavily concentrated in a handful of large-cap stocks benefiting from AI-driven optimism—most of which were excluded from NIXT’s investable universe. As a result, the Fund had limited exposure to the mega-cap names that drove benchmark returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

CUMULATIVE TOTAL RETURNS
Since Inception (9/9/2024)
Research Affiliates Deletions ETF - NAV	0.20%
Research Affiliates Deletions Index	0.15%
Solactive GBS United States All Cap Index	0.15%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://nixtetf.com/etf/ for more recent performance information.

Performance Inception Date	Sep. 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 31,703,775
Holdings Count | holding	158
Advisory Fees Paid, Amount	$ 106,871
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$31,703,775	Advisory Fees	$106,871
# of Portfolio Holdings	158	Fees Waived and/or Expenses Reimbursed	$(82,209)
Portfolio Turnover Rate*	48%	Net Advisory Fees Paid	$24,662
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Consumer Discretionary	19.3%
Health Care	17.5%
Information Technology	15.7%
Industrials	9.0%
Communication Services	8.8%
Financials	7.0%
Materials	6.7%
Real Estate	5.1%
Energy	4.2%
Consumer Staples	3.8%
Utilities	2.8%
Cash and Cash Equivalents	0.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Foot Locker, Inc	1.1%
Avis Budget Group, Inc.	1.1%
Plug Power, Inc.	1.0%
Lumentum Holdings, Inc.	0.9%
Bumble, Inc. - Class A	0.9%
Silicon Laboratories, Inc.	0.8%
Frontdoor, Inc.	0.8%
CVR Energy, Inc.	0.8%
Advance Auto Parts, Inc.	0.8%
Semtech Corp.	0.8%